SCHEDULE OF RIGHT OF USE OPERATING LEASES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Lessee, Lease, Description [Line Items]
Right-of-use assets	$ 166,960	$ 240,796	$ 72,539
Beginning balance	244,906
Ending balance	176,889	244,906
Current lease liabilities	79,866	104,224	51,963
Long-term lease liabilities	97,023	140,682	26,986
Office Premises [Member]
Lessee, Lease, Description [Line Items]
Right-of-use assets	166,960	240,796	72,539
Beginning balance	244,906	78,949	53,128
Addition		220,368	57,357
Interest expense		9,042	9,812
Lease payments	(87,128)	(63,453)	(43,932)
Foreign exchange movement			2,584
Ending balance	176,889	244,906	78,949
Current lease liabilities	79,866	104,224	51,963
Long-term lease liabilities	97,023	140,682	$ 26,986
Liability accretion	$ 19,111	$ 9,042